Financial Instruments and risk management - Exposure to Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Currency risk
Financial Instruments and risk management
Reasonably possible increase in risk variable	5.00%	5.00%
Currency risk | USD
Financial Instruments and risk management
Assets (liabilities) exposed to risk	$ 3,775	$ 5,526
Increase (decrease) in profit or loss and equity resulting from increase in risk variable	158	192
Currency risk | ZAR
Financial Instruments and risk management
Assets (liabilities) exposed to risk	62	62
Increase (decrease) in profit or loss and equity resulting from increase in risk variable	3	3
Currency risk | Cash and cash equivalents | USD
Financial Instruments and risk management
Assets (liabilities) exposed to risk	598	1,729
Increase (decrease) in profit or loss and equity resulting from increase in risk variable	7	12
Currency risk | Cash and cash equivalents | ZAR
Financial Instruments and risk management
Assets (liabilities) exposed to risk	62	62
Increase (decrease) in profit or loss and equity resulting from increase in risk variable	3	3
Currency risk | Cash and cash equivalents | USD | ZAR
Financial Instruments and risk management
Assets (liabilities) exposed to risk	61	61
Currency risk | Cash and cash equivalents | ZAR | USD
Financial Instruments and risk management
Assets (liabilities) exposed to risk	447	1,477
Currency risk | Cash and cash equivalents | ZiG | USD
Financial Instruments and risk management
Assets (liabilities) exposed to risk	131	252
Currency risk | Cash and cash equivalents | GBP | USD
Financial Instruments and risk management
Assets (liabilities) exposed to risk	20
Currency risk | Cash and cash equivalents | GBP | ZAR
Financial Instruments and risk management
Assets (liabilities) exposed to risk	1	1
Currency risk | Trade and other receivables | USD
Financial Instruments and risk management
Increase (decrease) in profit or loss and equity resulting from increase in risk variable	156	184
Currency risk | Trade and other receivables | ZiG | USD
Financial Instruments and risk management
Assets (liabilities) exposed to risk	3,287	3,873
Currency risk | Trade and other payables | USD
Financial Instruments and risk management
Increase (decrease) in profit or loss and equity resulting from increase in risk variable	(5)	(4)
Currency risk | Trade and other payables | ZiG | USD
Financial Instruments and risk management
Assets (liabilities) exposed to risk	(110)	(76)
Interest rate risk | Variable interest rate
Financial Instruments and risk management
Assets (liabilities) exposed to risk	$ 22,304	$ (11,342)
Reasonably possible increase in risk variable	1.00%	1.00%
Reasonably possible decrease in risk variable	1.00%	1.00%
Interest rate risk | Variable interest rate | Cash and cash equivalents
Financial Instruments and risk management
Assets (liabilities) exposed to risk	$ 35,738	$ 4,260
Increase (decrease) in profit or loss and equity resulting from increase in risk variable	357	43
Increase (decrease) in profit or loss and equity resulting from decrease in risk variable	(357)	(43)
Interest rate risk | Variable interest rate | Loans and borrowings
Financial Instruments and risk management
Assets (liabilities) exposed to risk	(1,536)	(2,674)
Increase (decrease) in profit or loss and equity resulting from increase in risk variable	15	27
Increase (decrease) in profit or loss and equity resulting from decrease in risk variable	(15)	(27)
Interest rate risk | Variable interest rate | Overdrafts
Financial Instruments and risk management
Assets (liabilities) exposed to risk	(11,898)	(12,928)
Increase (decrease) in profit or loss and equity resulting from increase in risk variable	119	129
Increase (decrease) in profit or loss and equity resulting from decrease in risk variable	(119)	(129)
Interest rate risk | Fixed interest rate
Financial Instruments and risk management
Assets (liabilities) exposed to risk	(12,985)	(9,168)
Interest rate risk | Fixed interest rate | Fixed term deposits
Financial Instruments and risk management
Assets (liabilities) exposed to risk	5,000
Interest rate risk | Fixed interest rate | Loans and borrowings
Financial Instruments and risk management
Assets (liabilities) exposed to risk	(6,244)
Interest rate risk | Fixed interest rate | Loan notes
Financial Instruments and risk management
Assets (liabilities) exposed to risk	$ (11,741)	$ (9,168)
Gold price risk
Financial Instruments and risk management
Reasonably possible increase in risk variable	5.00%	5.00%
Reasonably possible decrease in risk variable	5.00%	5.00%
Gold price risk | Put options
Financial Instruments and risk management
Increase (decrease) in assets resulting from decrease in risk variable	$ 411
Increase (decrease) in profit or loss and equity resulting from decrease in risk variable	$ 411